DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Cash equivalents	$ 0	$ 0
Allowance for uncollectible accounts receivable	881,676	49,191
Impairment of goodwill	70,995	0
Impairment of intangible assets	878,877	0
Advertising costs	$ 0	$ 220
Fair value of derivative instrument			$ 6,805,480
Two Customers | Accounts Receivable
Concentration risk	91.00%	28.00%
Telecommunications Network
Estimated useful life	5 years
Telecommunications Equipment | Minimum
Estimated useful life	7 years
Telecommunications Equipment | Maximum
Estimated useful life	10 years
Computers and Office Equipment
Estimated useful life	3 years
Auctus Convertible Promissory Note
Fair value of derivative instrument			5,423,940
EMA Financial Convertible Promissory Note
Fair value of derivative instrument			1,350,573
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument			$ 30,967